Subsequent Events (Details Narrative) - $ / shares	Apr. 17, 2019	Mar. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Common stock, par value		$ 0.001	$ 0.001	$ 0.001
Subsequent Event [Member]
Warrants to purchase shares of common stock	231,133
Common stock, par value	$ 0.001
Warrant exercise price per share	$ 0.08